Organization - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Superlative Accelerating Infinite Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 05, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Sustainable Available Innovative Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 14, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Silicon Asset Investment Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 03, 2021
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding
Sustainable Available Innovative Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 18, 2021
Percentage of ownership	100.00%
Place of incorporation	Singapore
Principle business activities	Investment holding
Hangzhou Dareruohan Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	PRC
Principle business activities	Research and Development
SAI US INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 24, 2022
Percentage of ownership	100.00%
Place of incorporation	U.S.
Principle business activities	Engaged in crypto asset mining business
SAITECH LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding